Long-term Debt (Details) - Schedule of long-term debt - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt, net of unamortized debt issuance cost		$ 76,884	$ 137,343	$ 121,807
Less: current portion of debt		36,588	11,380
Long-term debt, net of unamortized debt issuance costs		40,296	125,963	$ 115,334
Line of Credit [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs		(5,776)	(2,978)
Total debt, net of unamortized debt issuance cost		65,095	95,410
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs	[1]		(126)
Total debt, net of unamortized debt issuance cost			32,804
Bank Revolving Credit Agreement Due November 10, 2023 [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Borrowings		5,000	5,000
Bank Credit Agreement Due November102023 [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Borrowings		65,871	93,388
Nexxus Capital Equity Fund VI, L.P. Convertible Notes Payable Due July 18, 2024 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Borrowings			16,465
Credit Suisse Convertible Notes Payable Due July 18, 2024 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Borrowings			16,465
Paycheck Protection Program Loans Due May 1, 2022 [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Total debt, net of unamortized debt issuance cost		7,722	9,129
Related Party Subordinated Promissory Note Payable Due December 12, 2021 [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Total debt, net of unamortized debt issuance cost		673
Exitus Capital Subordinated Debt [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Borrowings		3,700
Unamortized debt issuance costs	[1]	(306)
Total debt, net of unamortized debt issuance cost		$ 3,394

[1]	Debt issuance costs are presented as a reduction of the Company’s debt in the Unaudited Condensed Consolidated Balance Sheets. $1.5 million and $0.7 million of debt issuance cost amortization was charged to interest expense for the nine months ended September 30, 2021 and 2020, respectively.